Income Taxes - Narrative (Details) € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended				29 Months Ended
	Sep. 07, 2023 EUR (€)	Mar. 21, 2023 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2006 MXN ($)	Oct. 31, 2019 issue	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)
Income Tax [Line Items]
Income taxes					$ 220	$ 241	$ 149
Foreign withholding tax on undistributed earnings					14
Gross tax operating loss carryforwards					956
Net operating loss carryforward, valuation allowance					821
Valuation allowance					278	237	225					$ 181
Valuation allowance charged to income tax expense					41
Net charges to expense					41	19	60
Unrecognized tax benefits that, if recognized, would impact effective tax rates					25	17	10
Unrecognized tax benefits, income tax penalties and interest expense					5	0	$ 0
Accrued interest on unrecognized tax benefits as of end of year					32	$ 27
Number of unsuccessfully contested issues | issue									2
Total impact of tax audit			$ 14
Domestic Tax Jurisdiction
Income Tax [Line Items]
Gross tax operating loss carryforwards					781
Foreign Tax Jurisdiction
Income Tax [Line Items]
Gross tax operating loss carryforwards					175
United Kingdom ("U.K.")
Income Tax [Line Items]
Valuation allowance					264
Valuation allowance charged to income tax expense					38
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments								$ 425
Income tax examination, liability from settlement					$ 33					$ 602			$ 342
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €	€ 10	€ 27		€ 15
Income tax examination, liability from settlement | €											€ 13